Income Tax (Details)	3 Months Ended
Dec. 31, 2019 USD ($)
Deferred tax asset
Unrealized loss on securities	$ 2,723
Total deferred tax asset	2,723
Valuation allowance
Deferred tax asset, net of allowance	$ 2,723